Accounting policies - Levels 3 Change in Assumptions (Details) - Level 3	12 Months Ended
Dec. 31, 2019 item
Least Favorable Input, Potential Impact
Financial instruments
Denominator used in estimating volatility	2
Cross currency swaps (CCS) | Least Favorable Input, Potential Impact
Financial instruments
Historical period	1 year
Denominator used in estimating volatility	2
Percentile of movement price distribution	0.95%
Cross currency swaps (CCS) | CCS USD/Peso | Most Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	(0.0010)
Cross currency swaps (CCS) | CCS USD/Peso | Least Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0010
Cross currency swaps (CCS) | Interest rate swaps | Most Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	(0.0006)
Cross currency swaps (CCS) | Interest rate swaps | Least Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0060
Interest rate swaps | Most Favorable Input, Potential Impact
Financial instruments
Historical period	1 year
Interest rate swaps | Least Favorable Input, Potential Impact
Financial instruments
Historical period	1 year
Percentile of movement price distribution	0.95%
Interest rate swaps | Interest rate swaps | Least Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0060
Interest rate swaps | CCS USD/Peso | Least Favorable Input, Potential Impact
Financial instruments
Increase (decrease) of input	0.0100
Loans and advances - Customers | Least Favorable Input, Potential Impact
Financial instruments
Number of notches change	3
Caps and floors - 91 day TIIES | Most Favorable Input, Potential Impact
Financial instruments
Historical period	1 year
Caps and floors - 91 day TIIES | Least Favorable Input, Potential Impact
Financial instruments
Historical period	1 year